SCHEDULE OF INVESTMENTS (000) *

December 31, 2022 (Unaudited)

Causeway Concentrated Equity Fund	Number of Shares	Value

COMMON STOCK

France — 4.8%

Carrefour SA	12,780	$214

Germany — 4.8%

SAP SE	2,045	211

Ireland — 2.7%

Ryanair Holdings PLC ADR [1]	1,628	122

Italy — 10.3%

Enel SpA	42,336	228

UniCredit SpA	15,999	227

		455

Japan — 5.1%

FANUC Corp.	600	91

Murata Manufacturing Co. Ltd.	2,700	135

		226

Netherlands — 1.6%

Akzo Nobel NV	1,036	69

South Korea — 3.8%

SK Hynix Inc.	2,862	171

Switzerland — 8.9%

Novartis AG	1,888	171

Roche Holding AG	336	105

Zurich Insurance Group AG	246	118

		394

United Kingdom — 8.9%

Prudential PLC	16,252	222

Rolls-Royce Holdings PLC [1]	154,439	174

		396

United States — 46.4%

Alphabet Inc., Class C [1]	1,946	173

Berry Global Group Inc.	3,711	224

Booking Holdings Inc. [1]	60	121

Carrier Global Corp.	2,666	110

Citigroup Inc.	4,764	215

Concentrix Corp.	1,061	141

Fiserv Inc. [1]	2,445	247

Genpact Ltd.	4,723	219

Leidos Holdings Inc.	1,806	190

Quest Diagnostics Inc.	950	149

Walt Disney Co. [1]	1,322	115

SCHEDULE OF INVESTMENTS (000) * (concluded)

December 31, 2022 (Unaudited)

Causeway Concentrated Equity Fund	Number of Shares	Value

United States — (continued)

Westrock Co.	4,375	$154

		2,058

Total Common Stock

(Cost $4,430) — 97.3%		4,316

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.223% **	136,125	136

Total Short-Term Investment

(Cost $136) — 3.1%		136

Total Investments — 100.4%

(Cost $4,566)		4,452

Liabilities in Excess of Other Assets — (0.4)%		(16)

Net Assets — 100.0%		$4,436

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
1	Non-income producing security.

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
France	$214	$—	$—	$214
Germany	211	—	—	211
Ireland	122	—	—	122
Italy	455	—	—	455
Japan	226	—	—	226
Netherlands	69	—	—	69
South Korea	—	171	—	171
Switzerland	394	—	—	394
United Kingdom	396	—	—	396
United States	2,058	—	—	2,058

Total Common Stock	4,145	171	—	4,316

Short-Term Investment	136	—	—	136

Total Investments in Securities	$4,281	$171	$—	$4,452

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-007-0500